Short-term Bank Loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Apr. 30, 2016 USD ($)	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans	¥ 358,602										$ 51,649	¥ 131,046
Deposits pledged for short-term bank loans	354,602										51,073	125,000
Short-term bank loan from a bank in HongKong [Member]
Short-term Debt [Line Items]
Short-term bank loans	354,600										51,000	131,000
Deposits pledged for short-term bank loans	354,600										$ 51,000	¥ 125,000
First Facility [Member]
Short-term Debt [Line Items]
Maturity of short-term bank loans									12 months	12 months
Short-term bank loans obtained									¥ 123,600	$ 20,200
Variable interest rate of short-term bank loans									London InterBank Offered Rate ("LIBOR") plus 1.0%	London InterBank Offered Rate ("LIBOR") plus 1.0%
Maturity of short-term bank loans extended							12 months	12 months
Second Facility [Member]
Short-term Debt [Line Items]
Maturity of short-term bank loans					12 months	12 months	12 months	12 months
Short-term bank loans obtained					¥ 99,200	$ 14,800	¥ 64,800	$ 10,000
Third Facility [Member]
Short-term Debt [Line Items]
Maturity of short-term bank loans			12 months	12 months
Short-term bank loans obtained			¥ 46,700	$ 6,900
Variable interest rate of short-term bank loans			London InterBank Offered Rate ("LIBOR") plus 1.0%	London InterBank Offered Rate ("LIBOR") plus 1.0%
Loan facility agreement with another domestic bank [Member]
Short-term Debt [Line Items]
Maturity of short-term bank loans							12 months	12 months
Short-term bank loans obtained	¥ 4,000	$ 600
Fixed interest rate of short-term bank loans	4.35%	4.35%